BUSINESS COMBINATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) item	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired | item	40
Number of solid waste management business acquired | item	35
Additional consideration related to acquisitions from prior years	$ 18.5	$ 23.6
Net income before tax	(311.8)	(606.8)
Revenue	6,761.3	5,136.6
Deferred income tax liabilities
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	(0.8)
lease obligations
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	1.5
Closure and post-closure obligations
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	(5.3)
Intangible assets
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	(130.1)
Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	116.3
Goodwill [Member]
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	14.6
Net working capital
Disclosure of detailed information about business combination [line items]
Increase (decrease) purchase price allocations relating to acquisitions	(5.4)
2022 Business Combinations
Disclosure of detailed information about business combination [line items]
Net income before tax	37.2
Pro-forma revenue	7,013.6
Pro-forma net income (loss)	(324.4)
Revenue	306.1
Solid waste management businesses
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes	$ 279.2	$ 208.7